Standby Equity Purchase Agreement (Details Narrative) - shares	1 Months Ended
	Aug. 31, 2022	Aug. 15, 2022
Standby equity purchase agreement, description	Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (the “Yorkville Investor”). Pursuant to the SEPA, the Company has the right to sell to the Yorkville Investor, from time to time, up to $200.0 million of shares of Class A Common Stock until the earlier of the 36-month anniversary of the SEPA or until the date on which the facility has been fully utilized, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares and limitations on the volume of shares that may be sold. Shares will be sold to the Yorkville Investor at a price equal to 97% of the lowest daily VWAP of the Class A Common Stock during the three consecutive trading days immediately prior to any notice to sell such securities provided by the Company. The Yorkville Investor may not beneficially own greater than 9.99% of the outstanding shares of Class A Common Stock.
Common Class A [Member]
Shares issued		160,000
Common Class A [Member] | Yorkville [Member]
Shares issued	200,000